Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Weighted-average remaining amortization period	2 months 12 days
Amortization expense	$ 99,000	$ 110,000